Shareholder Fees (dei_DocumentInformationDocumentAxis)	0 Months Ended
May 15, 2012
(Oppenheimer OVAF Balanced Fund/VA) | Non-Service Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
(Oppenheimer OVAF Balanced Fund/VA) | Service Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
(Oppenheimer OVAF Capital Appreciation Fund/VA) | Non-Service Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
(Oppenheimer OVAF Capital Appreciation Fund/VA) | Service Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
(Oppenheimer OVAF Core Bond Fund/VA) | Non-Service Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
(Oppenheimer OVAF Core Bond Fund/VA) | Service Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Oppenheimer OVAF Global Securities Fund/VA | Class 3 Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Redemption Fee (as % of amount redeemed, if applicable)	(1.00%)
Oppenheimer OVAF Global Securities Fund/VA | Class 4 Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Redemption Fee (as % of amount redeemed, if applicable)	(1.00%)
Oppenheimer OVAF Global Securities Fund/VA | Non-Service Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Redemption Fee (as % of amount redeemed, if applicable)	none
Oppenheimer OVAF Global Securities Fund/VA | Service Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Redemption Fee (as % of amount redeemed, if applicable)	none
(Oppenheimer OVAF Global Strategic Income/VA) | Non-Service Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
(Oppenheimer OVAF Global Strategic Income/VA) | Service Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
(Oppenheimer OVAF High Income Fund/VA) | Class 3 Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Redemption Fee (as % of amount redeemed, if applicable)	(1.00%)
(Oppenheimer OVAF High Income Fund/VA) | Class 4 Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Redemption Fee (as % of amount redeemed, if applicable)	(1.00%)
(Oppenheimer OVAF High Income Fund/VA) | Non-Service Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Redemption Fee (as % of amount redeemed, if applicable)	none
(Oppenheimer OVAF High Income Fund/VA) | Service Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Redemption Fee (as % of amount redeemed, if applicable)	none
(Oppenheimer OVAF Main Street Fund/VA) | Non-Service Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
(Oppenheimer OVAF Main Street Fund/VA) | Service Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
(Oppenheimer OVAF Main Street Small Cap Fund/VA) | Non-Service Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
(Oppenheimer OVAF Main Street Small Cap Fund/VA) | Service Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
(Oppenheimer OVAF Money Fund/VA) | Non-Service Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
(Oppenheimer OVAF Small- & Mid- Cap/VA) | Non-Service Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
(Oppenheimer OVAF Small- & Mid- Cap/VA) | Service Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
(Oppenheimer OVAF Value Fund/VA) | Non-Service Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
(Oppenheimer OVAF Value Fund/VA) | Service Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none